Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.0	$ 0.60